Note 13 - Pension Plans and Other Postretirement Benefits - Expected Pension Benefit Payments for Succeeding Fiscal Years (Details) $ in Millions	Sep. 30, 2022 USD ($)
Pension Plan [Member]
2023	$ 55.8
2024	52.3
2025	47.2
2026	44.0
2027	43.5
2027-2031	202.9
Pension Plan [Member] | Spire Missouri [Member]
2023	41.4
2024	38.9
2025	33.9
2026	30.8
2027	29.6
2027-2031	137.5
Pension Plan [Member] | Spire Alabama Inc [Member]
2023	11.3
2024	10.2
2025	9.9
2026	9.7
2027	10.4
2027-2031	46.4
Other Postretirement Benefits Plan [Member]
2023	13.7
2024	14.4
2025	14.6
2026	14.5
2027	14.7
2027-2031	69.5
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member]
2023	11.6
2024	12.2
2025	12.3
2026	12.2
2027	12.2
2027-2031	55.7
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member]
2023	1.9
2024	2.0
2025	2.1
2026	2.1
2027	2.2
2027-2031	$ 11.9